Fair Value Measurement - Summary of Assets and Liabilities Carried at Fair Value Measured on Non-recurring Basis (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value Assets Liabilities Quantitative Information [Line Items]
Impairment Expenses	$ 0	$ 0	$ 0